Employee Benefit Plans - Summary of Amounts Recognized in Accumulated Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - Material Defined Benefit Plans [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	$ 1,247	$ 1,082
Net actuarial losses (gains) recognized in the year	4	165
Total accumulated comprehensive loss (income) as of December 31,	1,251	1,247
Funded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	1,317	1,088
Net actuarial losses (gains) recognized in the year		229
Total accumulated comprehensive loss (income) as of December 31,	1,317	1,317
Unfunded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	44	98
Net actuarial losses (gains) recognized in the year	12	(54)
Total accumulated comprehensive loss (income) as of December 31,	56	44
Other Post Employment Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	(114)	(104)
Net actuarial losses (gains) recognized in the year	(8)	(10)
Total accumulated comprehensive loss (income) as of December 31,	$ (122)	$ (114)